Digital Assets	9 Months Ended
Mar. 31, 2026
Digital Assets [Abstract]
Digital Assets
NOTE 3. DIGITAL ASSETS
The Company’s digital assets are comprised primarily of HYPE tokens. The following tables present a reconciliation of the Company’s assets related to its digital assets from both a dollar value and tokens perspective:

	(In thousands)
	HYPE	USDC*	Total
Balance, June 30, 2025	$—	$—	$—
Purchases	—	—	—

Balance, September 30, 2025	—	—	—
Contributions of HYPE digital assets from Rorschach Contributions	580,466	—	580,466
Purchases	9,000	—	9,000
Unrealized loss	(93,200)	—	(93,200)
Loss on HYPE contribution commitment	(169,156)	—	(169,156)
Receipt of HYPE digital assets from staking activities	500	—	500

Balance, December 31, 2025	$327,610	$—	$327,610

Purchases	160,373	3,873	164,246
Sales	—	(3,373)	(3,373)
Unrealized gains	198,435	—	198,435
Receipt of HYPE digital assets from staking activities	2,626	—	2,626
Other receipts of HYPE digital assets	1	—	1

Balance, March 31, 2026	$689,045	$500	$689,545

	(HYPE tokens)	(USDC tokens*)
Balance, June 30, 2025	—	—
Purchases	—	—

Balance, September 30, 2025	—	—
Contributions of HYPE digital assets from Rorschach Contributions	12,517,592	—
Purchases	321,224	—
Receipt of HYPE digital assets from staking activities	18,717	—

Balance, December 31, 2025	12,857,533	—

Purchases	5,884,940	3,873,420
Sales	—	(3,373,420)
Receipt of HYPE digital assets from staking activities	83,832	—
Other receipts of HYPE digital assets	50	—

Balance, March 31, 2026	18,826,355	500,000

*
The tables above include all balances presented within the Company’s HYPE digital assets and digital assets line items on the condensed consolidated balance sheets, based on quoted prices on active exchanges. The table also includes a separate column reflecting transactions involving USDC, which is not presented as digital asset on the condensed consolidated balance sheets. This column has been included to provide additional transparency. USDC is classified within prepaid expenses and other current assets.

As of March 31, 2026, the Company held a nominal amount of Ethereum that is included within “other non-current
assets” on the condensed consolidated balance sheets.
HYPE Digital Assets
The following table sets forth the units held, cost basis, and fair value of HYPE digital assets held, as shown on the condensed consolidated balance sheets as of March 31, 2026:

	(In thousands)
	Units	Cost Basis	Fair Value
HYPE digital assets	18,826,355	$752,966	$689,045
Total	18,826,355	$752,966	$689,045

Cost basis is equal to the cost of the HYPE tokens, net of any transaction fees, if any, at the time of purchase or upon receipt. Fair value represents the quoted HYPE token prices within the Company’s principal market at the time of measurement (midnight UTC). The receipts of HYPE from native staking represent the rewards earned from staking.